Segmented information (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Notes and other explanatory information [abstract]
Revenue percentage	90.00%	100.00%
Revenue from customers	$ 8.5	$ 9.7